NOTE 33. CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 33. CASH FLOW INFORMATION

NOTE 33. CASH FLOW INFORMATION

(a)	Reconciliation of liabilities arising from financing activities

	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Convertible promissory notes	Convertible bonds by a subsidiary	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as at 1 January 2020	6,101,850	1,761,309	915,300	582,832	-	4,420,899	1,168,607	-	-	14,950,797

Cash flows from financing activities	840,509	211,567	-	-	4,913,100	(4,668,195)	(320,851)	-	13,187,968	14,164,098
Non-cash movement:
Settled by issuing convertible promissory note	-	(1,761,309)	-	-	-	-	-	-	-	(1,761,309)
Fair value change	-	-	-	-	-	-	-	(2,312,197)	-	(2,312,197)
Put option liabilities in convertible bonds issued					(3,790,737)			3,790,737		-
Interest	-	-	-	-	1,508,421	-	-	-	-	1,508,421
Disposal of plant and equipment	(6,689,290)	-	(966,747)	-	-	-	(925,042)	-	-	(8,581,079)
Foreign exchange movement	(15,395)	-	51,447	(50,114)	(434,735)	247,296	77,286	-	-	(124,215)
Ending balance as at 31 December 2020	237,674	211,567	-	532,718	2,196,049	-	-	1,478,540	13,187,968	17,844,516

	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Obligation under finance lease	Convertible bonds by a subsidiary	Lease liabilities	Derivative embedded in convertible bonds issued	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as at 1 January 2019	2,130,368	-	814,365	172,773	-	3,280,744	1,163,778	126,095	7,688,123

Cash flows from financing activities	3,954,640	2,610,091	90,049	501,343	-	-	(573,010)	-	6,583,113
Non-cash movement:
Unpaid interest	-	-	-	-	-	1,107,310	109,027	-	1,216,337
Interest	-	-	-	(96,965)	-	-	648	-	(96,317)
Inception of lease	-	-	-	-	-	-	458,990		458,990
Fair value change	-	-	-	-	-	-	-	(127,551)	(127,551)
Disposal of plant and equipment	-	(848,782)	-	-	-	-	-		(848,782)
Foreign exchange movement	16,842	-	10,886	5,681	-	32,845	9,174	1,456	76,884

Ending balance as at 31 December 2019	6,101,850	1,761,309	915,300	582,832	-	4,420,899	1,168,607	-	14,950,797

	Amounts due to related companies	Bank borrowings, net	Amount due to holding company	Lease liabilities	Convertible bonds by a subsidiary	Derivative embedded in the convertible bonds issued	Issue of shares of subsidiaries	Total
	A$	A$	A$	A$	A$	A$	A$	A$
Beginning balance as at 1 January 2018	33,353	819,450	15,268,241	67,472	-	-	-	16,188,516

Cash flows from financing activities	1,806,044	(95,570)	(4,782,610)	(10,180)	3,769,470	-	7,951,428	8,638,582
Non-cash movement:
Issue share for debt	-	-	(8,000,000)	-	-	-	-	(8,000,000)
Debt assignment	-	-	(3,562,962)	-	-	-	-	(3,562,962)
Other reserves	-	-	-	-	(535,948)	-	(3,915,161)	(4,451,109)
Non-controlling interest	-	-	-	-	-	-	(4,036,267)	(4,036,267)
Unpaid interest	-	-	-	-	536,216	-	-	536,216
Put option liabilities in convertible bonds issued	-	-	-	-	(772,112)	772,112	-	-
Fair value change	-	-	-	-	-	(709,543)	-	(709,543)
Other changes	175,975	-	-	-	-		-	175,975
Foreign exchange movement	114,996	90,485	1,250,104	-	283,118	63,526	-	1,802,229

Ending balance as at 31 December 2018	2,130,368	814,365	172,773	57,292	3,280,744	126,095	-	6,581,637

(b)	Net cash inflows / (outflows) from changes in working capital

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Cash flows from changes in working capital
(Increase) / Decrease in assets:
Trade and other receivables	(1,016,464)	(137,579)	(1,526,651)
Inventories	142,608	405,891	(151,883)
Other assets	(1,659,728)	(361,676)	(400,034)
Increase / (Decrease) in liabilities:	-
Trade and other liabilities	347,308	1,876,414	488,490
Provisions	-	-	29
Obligations under finance lease	-	-	(6,115)
Net cash (outflows)/ inflows from changes in working capital	(2,186,276)	1,783,050	(1,596,164)